Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 29, 2023 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2017 shares	Dec. 31, 2024 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value of options granted | (per share)			¥ 57.37	$ 8.08
Options exercised | shares		0	15		6,009
Aggregate intrinsic value of options | ¥			¥ 2		¥ 1,223
Unrecognized compensation expense related to unvested share options		¥ 0					$ 0
Cancellation due to the Modification | shares	669,898
Granted | shares		1,294,241
Modification due to the acceleration of vesting | ¥			13,487
Incremental compensation cost related to plan modified | ¥	¥ 5,079
Options granted | shares		0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation expense, period for recognition		1 year 8 months 26 days
Total fair value of non-vested restricted shares | ¥		¥ 58,056	¥ 29,713		¥ 9,672
Unrecognized compensation expense related to non-vested restricted shares | ¥		¥ 118,935
Cost not yet recognized | ¥	976
Incremental compensation cost related to plan modified | ¥	¥ 4,103
Replacement Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Granted | shares	223,297
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued | shares						2,800,000
Stock Incentive Plan 2017 | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term						10 years
Vesting period for remaining the 75% of options granted						36 months
Stock Incentive Plan 2017 | Employee Stock Option [Member] | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage						25.00%
Stock Incentive Plan 2017 | Employee Stock Option [Member] | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage						75.00%
Stock Incentive Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued | shares					3,000,000
Stock Incentive Plan 2022 | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term					10 years
Vesting period for remaining the 75% of options granted					36 months
Stock Incentive Plan 2022 | Employee Stock Option [Member] | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage					25.00%
Stock Incentive Plan 2022 | Employee Stock Option [Member] | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage					75.00%